Shareholder Report	6 Months Ended
Feb. 28, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Invesco Management Trust
Entity Central Index Key	0001605283
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2025
C000199848 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Conservative Income Fund
Class Name	Class A
Trading Symbol	ICIVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Conservative Income Fund (the “Fund”) for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Conservative Income Fund (Class A)	$20	0.40%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.40%	[1],[2]
Net Assets	$ 1,755,023,945
Holdings Count | Holding	193
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2025)
Fund net assets	$1,755,023,945
Total number of portfolio holdings	193
Portfolio turnover rate	20%

Holdings [Text Block]	What Comprised The Fund's Holdings? (as of February 28, 2025) Security type allocation (% of total investments)
C000217952 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Conservative Income Fund
Class Name	Class Y
Trading Symbol	ICIYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Conservative Income Fund (the “Fund”) for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Conservative Income Fund (Class Y)	$15	0.30%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.30%	[3],[4]
Net Assets	$ 1,755,023,945
Holdings Count | Holding	193
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2025)
Fund net assets	$1,755,023,945
Total number of portfolio holdings	193
Portfolio turnover rate	20%

Holdings [Text Block]	What Comprised The Fund's Holdings? (as of February 28, 2025) Security type allocation (% of total investments)
C000142880 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Conservative Income Fund
Class Name	Institutional Class
Trading Symbol	ICIFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Conservative Income Fund (the “Fund”) for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Conservative Income Fund (Institutional Class)	$14	0.28%
*	Annualized.

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.28%	[5]
Net Assets	$ 1,755,023,945
Holdings Count | Holding	193
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2025)
Fund net assets	$1,755,023,945
Total number of portfolio holdings	193
Portfolio turnover rate	20%

Holdings [Text Block]	What Comprised The Fund's Holdings? (as of February 28, 2025) Security type allocation (% of total investments)
C000217951 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Conservative Income Fund
Class Name	Class R6
Trading Symbol	ICIRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Conservative Income Fund (the “Fund”) for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Conservative Income Fund (Class R6)	$15	0.30%
*	Annualized.

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.30%	[6]
Net Assets	$ 1,755,023,945
Holdings Count | Holding	193
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2025)
Fund net assets	$1,755,023,945
Total number of portfolio holdings	193
Portfolio turnover rate	20%

Holdings [Text Block]	What Comprised The Fund's Holdings? (as of February 28, 2025) Security type allocation (% of total investments)

[1]	Annualized.
[2]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[3]	Annualized.
[4]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[5]	Annualized.
[6]	Annualized.